Customer deposits	12 Months Ended
Dec. 31, 2011
Banking and Thrift [Abstract]
Deposit Liabilities Disclosures [Text Block]

11. Customer deposits

Customer deposits consisted of amounts received from customers for the pre-sale of residential units in the PRC.

	December 31, 2010	December 31, 2011
	US$	US$
Advances for real estate properties under development	532,732,902	773,014,656
Add: revenue recognized in excess of amounts received from customers	1,108,477	18,612,485
Less: recognized as progress billings (see Note 3)	(511,052,451)	(722,103,502)

Total net balance	22,788,928	69,523,639

Customer deposits are typically funded up to 70% – 80% by mortgage loans made by banks to the customers. Until the customer obtains legal title to the property, the banks have a right to seek reimbursement from the Group for any defaults by the customers. The Group holds certain cash balances in restricted deposit accounts at the relevant banks (see Note 2 (f)). The Group, in turn, has a right to withhold transfer of title to the customer until outstanding amounts are fully settled.